Pensions and Other Post-Employment Benefit Plans - Schedule of Changes in Present Value of Defined Benefit Obligations and Other Long-term Benefits and Fair Value of Plan Assets (Detail) - RUB (₽)
₽ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [abstract]
Beginning balance	₽ (5,548)	₽ (4,591)	₽ (4,361)
Current service cost	(220)	(210)	(130)
Net interest expense	(288)	(293)	(279)
Curtailment / settlement gain			4
Remeasurement of other long-term benefit obligations	54	(25)	(492)
Past service cost			70
Discontinued operations	186
Sub-total included in profit or loss	(268)	(528)	(827)
Benefit paid	290	337	282
Exchange difference	(366)	101	(172)
Actuarial changes arising from changes in demographic assumptions		(88)	(38)
Actuarial changes arising from changes in financial assumptions	(22)	(772)	354
Experience adjustments	103	(7)	171
Discontinued operations(Sub total included in other comprehensive income)	(52)
Sub-total included in OCI	(337)	(766)	315
Ending balance	(5,863)	(5,548)	(4,591)
Present value of defined benefit obligation [member]
Disclosure of defined benefit plans [abstract]
Beginning balance	(5,811)	(4,873)	(4,632)
Current service cost	(220)	(210)	(130)
Net interest expense	(290)	(297)	(266)
Curtailment / settlement gain			4
Remeasurement of other long-term benefit obligations	54	(25)	(492)
Past service cost			70
Discontinued operations	186
Sub-total included in profit or loss	(270)	(532)	(814)
Benefit paid	304	344	299
Exchange difference	(457)	117	(213)
Actuarial changes arising from changes in demographic assumptions		(88)	(38)
Actuarial changes arising from changes in financial assumptions	(22)	(772)	354
Experience adjustments	103	(7)	171
Discontinued operations(Sub total included in other comprehensive income)	(52)
Sub-total included in OCI	(428)	(750)	274
Ending balance	(6,205)	(5,811)	(4,873)
Plan assets [member]
Disclosure of defined benefit plans [abstract]
Beginning balance	263	282	271
Net interest expense	2	4	(13)
Sub-total included in profit or loss	2	4	(13)
Benefit paid	(14)	(7)	(17)
Exchange difference	91	(16)	41
Sub-total included in OCI	91	(16)	41
Ending balance	₽ 342	₽ 263	₽ 282